State Street Bank and Trust Company

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

December 14, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Wasatch Funds, Inc. (the “Registrant”)

File Nos. 33-10451 and 811-4920

Dear Sir or Madam:

As sub-administrator on behalf of the Registrant, transmitted herewith for filing pursuant to Rule 14a-6(b) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a preliminary copy of the Notice and Proxy Statement to be sent to stockholders in connection with a Special Meeting of Shareholders of the Registrant to be held on February 11, 2010. The close of business on December 14, 2009 is the record date for the determination of shareholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes set forth in the Proxy Statement.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Enclosures

cc:	R. Biles